Security Deposits	12 Months Ended
Dec. 31, 2024
Security Deposits [Abstract]
SECURITY DEPOSITS	NOTE 6 — SECURITY DEPOSITS As of December 31, 2024 and 2023, security deposits totaled $4,235, consisting of a refundable deposit paid to the landlord.